Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
July 31, 2023
SLC-NPRT1-0923
1.804879.119
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
TechTarget, Inc. (a)	175,733	5,708
Thryv Holdings, Inc. (a)	498,641	11,818
		17,526
CONSUMER DISCRETIONARY - 13.6%
Automobile Components - 0.7%
Fox Factory Holding Corp. (a)	52,818	5,910
Patrick Industries, Inc.	33,762	2,922
		8,832
Diversified Consumer Services - 2.0%
Grand Canyon Education, Inc. (a)	232,913	25,283
Hotels, Restaurants & Leisure - 0.8%
Planet Fitness, Inc. (a)	148,061	10,000
Household Durables - 5.1%
Cavco Industries, Inc. (a)	24,349	7,199
Helen of Troy Ltd. (a)	133,137	18,812
LGI Homes, Inc. (a)	225,744	31,320
Traeger, Inc. (a)(b)	1,448,181	6,459
		63,790
Leisure Products - 2.0%
Brunswick Corp.	76,700	6,620
Clarus Corp. (b)	472,000	4,201
YETI Holdings, Inc. (a)(b)	326,679	13,917
		24,738
Specialty Retail - 2.6%
America's Car Mart, Inc. (a)	72,751	8,666
American Eagle Outfitters, Inc.	250,700	3,522
Murphy U.S.A., Inc.	64,620	19,840
		32,028
Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc.	343,192	4,348
TOTAL CONSUMER DISCRETIONARY		169,019
CONSUMER STAPLES - 6.3%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	77,874	28,926
Consumer Staples Distribution & Retail - 2.3%
Performance Food Group Co. (a)	478,683	28,606
Food Products - 1.7%
Lassonde Industries, Inc. Class A (sub. vtg.)	42,100	3,950
Nomad Foods Ltd. (a)	945,422	16,810
		20,760
TOTAL CONSUMER STAPLES		78,292
ENERGY - 5.8%
Energy Equipment & Services - 1.0%
TechnipFMC PLC	711,400	13,047
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	773,318	20,686
Denbury, Inc. (a)	43,900	3,859
Northern Oil & Gas, Inc. (b)	396,812	15,622
Sitio Royalties Corp.	701,591	19,181
		59,348
TOTAL ENERGY		72,395
FINANCIALS - 16.7%
Banks - 5.8%
Cadence Bank	682,613	17,099
ConnectOne Bancorp, Inc.	544,898	11,154
Glacier Bancorp, Inc.	229,000	7,488
Independent Bank Group, Inc.	327,391	14,690
Metropolitan Bank Holding Corp. (a)	276,611	12,528
Synovus Financial Corp.	271,200	9,194
		72,153
Capital Markets - 2.9%
Bridge Investment Group Holdings, Inc. (b)	612,339	7,660
P10, Inc.	780,155	9,245
StoneX Group, Inc. (a)	215,865	19,862
		36,767
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)(b)	396,043	21,188
PROG Holdings, Inc. (a)	84,000	3,409
		24,597
Financial Services - 2.5%
Enact Holdings, Inc.	456,032	12,404
Walker & Dunlop, Inc.	201,839	18,363
		30,767
Insurance - 3.5%
First American Financial Corp.	310,864	19,703
Selective Insurance Group, Inc.	236,788	24,434
		44,137
TOTAL FINANCIALS		208,421
HEALTH CARE - 12.9%
Biotechnology - 3.9%
Allogene Therapeutics, Inc. (a)	355,900	1,765
ALX Oncology Holdings, Inc. (a)	340,925	2,083
Arcellx, Inc. (a)	72,700	2,490
Arcutis Biotherapeutics, Inc. (a)	188,500	2,057
Biohaven Ltd.	109,900	2,185
Blueprint Medicines Corp. (a)	71,508	4,720
Celldex Therapeutics, Inc. (a)	23,244	822
Cytokinetics, Inc. (a)	88,825	2,962
Day One Biopharmaceuticals, Inc. (a)	154,913	2,051
Karuna Therapeutics, Inc. (a)	13,205	2,638
Keros Therapeutics, Inc. (a)	75,242	3,151
Prelude Therapeutics, Inc. (a)	280,100	1,095
Prothena Corp. PLC (a)	21,182	1,459
PTC Therapeutics, Inc. (a)	72,000	2,904
Tango Therapeutics, Inc. (a)	344,100	1,163
Tyra Biosciences, Inc. (a)	71,100	1,054
Vaxcyte, Inc. (a)	83,535	4,015
Viking Therapeutics, Inc. (a)	131,900	1,913
Xenon Pharmaceuticals, Inc. (a)	86,105	3,179
Zentalis Pharmaceuticals, Inc. (a)	166,042	4,435
		48,141
Health Care Equipment & Supplies - 2.4%
Envista Holdings Corp. (a)	229,696	7,904
Neogen Corp. (a)	534,585	12,397
TransMedics Group, Inc. (a)	103,271	9,623
		29,924
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (a)	87,300	6,899
AdaptHealth Corp. (a)	641,104	8,809
agilon health, Inc. (a)	286,193	5,481
Chemed Corp.	24,763	12,904
Owens & Minor, Inc. (a)	464,673	8,940
Privia Health Group, Inc. (a)	210,000	5,863
		48,896
Health Care Technology - 1.2%
Evolent Health, Inc. (a)	329,021	9,999
Phreesia, Inc. (a)	164,996	5,234
		15,233
Pharmaceuticals - 1.5%
Axsome Therapeutics, Inc. (a)(b)	47,600	3,735
Edgewise Therapeutics, Inc. (a)	264,712	1,930
Enliven Therapeutics, Inc. (a)	89,600	1,697
Ikena Oncology, Inc. (a)	382,492	1,970
Intra-Cellular Therapies, Inc. (a)	46,644	2,884
Ventyx Biosciences, Inc. (a)	94,430	3,499
Verona Pharma PLC ADR (a)	141,900	3,135
		18,850
TOTAL HEALTH CARE		161,044
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.8%
Cadre Holdings, Inc.	269,258	6,266
Leonardo DRS, Inc. (a)(b)	770,046	12,852
Spirit AeroSystems Holdings, Inc. Class A	106,400	3,386
		22,504
Air Freight & Logistics - 1.3%
Forward Air Corp.	132,921	15,796
Building Products - 2.4%
CSW Industrials, Inc.	51,999	9,388
Hayward Holdings, Inc. (a)(b)	1,490,967	19,919
		29,307
Commercial Services & Supplies - 0.6%
The GEO Group, Inc. (a)	1,005,600	7,512
Construction & Engineering - 3.6%
Bowman Consulting Group Ltd. (a)	106,201	3,680
EMCOR Group, Inc.	52,955	11,387
Granite Construction, Inc. (b)	282,365	11,557
Willscot Mobile Mini Holdings (a)	389,359	18,670
		45,294
Electrical Equipment - 2.6%
Atkore, Inc. (a)	70,383	11,168
Vertiv Holdings Co.	822,736	21,399
		32,567
Ground Transportation - 0.9%
XPO, Inc. (a)	166,400	11,522
Machinery - 0.3%
Beijer Alma AB (B Shares)	192,297	3,518
Professional Services - 5.7%
CACI International, Inc. Class A (a)	47,565	16,669
Concentrix Corp.	219,525	18,273
ExlService Holdings, Inc. (a)	87,731	12,366
Kforce, Inc.	242,373	15,376
Maximus, Inc.	104,897	8,786
		71,470
Trading Companies & Distributors - 1.4%
Alligo AB (B Shares)	360,603	3,898
Beacon Roofing Supply, Inc. (a)	51,084	4,376
Custom Truck One Source, Inc. Class A (a)	1,323,944	9,162
		17,436
TOTAL INDUSTRIALS		256,926
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (a)	323,400	16,933
Electronic Equipment, Instruments & Components - 3.1%
Coherent Corp. (a)	202,400	9,586
Insight Enterprises, Inc. (a)	127,706	18,733
Mirion Technologies, Inc. Class A (a)(b)	1,316,896	9,943
		38,262
IT Services - 0.7%
Endava PLC ADR (a)	177,200	9,296
Semiconductors & Semiconductor Equipment - 2.1%
MaxLinear, Inc. Class A (a)	131,289	3,239
Onto Innovation, Inc. (a)	110,866	13,783
Silicon Motion Tech Corp. sponsored ADR	143,354	9,089
		26,111
Software - 4.0%
BlackLine, Inc. (a)	254,000	14,752
Elastic NV (a)	76,354	5,074
Five9, Inc. (a)	103,361	9,070
Intapp, Inc. (a)	130,508	5,359
JFrog Ltd. (a)	155,100	4,772
Sprout Social, Inc. (a)	192,700	11,011
		50,038
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	465,088	11,088
TOTAL INFORMATION TECHNOLOGY		151,728
MATERIALS - 3.6%
Chemicals - 2.2%
Cabot Corp.	143,883	10,216
Olin Corp.	153,100	8,831
Tronox Holdings PLC	619,286	8,230
		27,277
Metals & Mining - 1.4%
Commercial Metals Co.	195,133	11,166
Gatos Silver, Inc. (a)	1,298,849	6,741
		17,907
TOTAL MATERIALS		45,184
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Ryman Hospitality Properties, Inc.	70,900	6,756
Terreno Realty Corp.	228,764	13,575
		20,331
Real Estate Management & Development - 2.2%
Cushman & Wakefield PLC (a)	2,002,341	19,683
Jones Lang LaSalle, Inc. (a)	42,342	7,052
		26,735
TOTAL REAL ESTATE		47,066
UTILITIES - 1.5%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	348,926	16,302
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	58,038	3,160
TOTAL UTILITIES		19,462
TOTAL COMMON STOCKS (Cost $1,097,126)		1,227,063

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (c)	20,780,557	20,785
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	36,142,318	36,146
TOTAL MONEY MARKET FUNDS (Cost $56,931)		56,931

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,154,057)	1,283,994
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(37,792)
NET ASSETS - 100.0%	1,246,202

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	20,249	85,072	84,536	222	-	-	20,785	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	54,265	127,277	145,396	12	-	-	36,146	0.1%
Total	74,514	212,349	229,932	234	-	-	56,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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